Document and Entity Information	11 Months Ended
Dec. 31, 2020
Cover page.
Document Type	S-1/A
Entity Registrant Name	Butterfly Network, Inc.
Entity Central Index Key	0001804176
Entity Filer Category	Non-accelerated Filer
Amendment Description	Amendment No. 1
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false